Summary Prospectus	May 02, 2011

Invesco V.I. Diversified Income Fund

Series I shares

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/us. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated May 2, 2011, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Class:	Series I

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Series I

Management Fees	0.60%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.76

Total Annual Fund Operating Expenses	1.36

Fee Waiver and/or Expense Reimbursement[1]	0.61

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I shares to 0.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series I	$77	$371	$686	$1,582

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests primarily in (1) domestic and foreign corporate debt securities; (2) U.S. Government securities, including U.S. Government agency mortgage-backed securities; (3) securities issued by foreign governments, their agencies or instrumentalities, and (4) lower-quality debt securities, i.e., “junk bonds,” of U.S. and foreign companies.

The Fund’s assets will normally be invested in each of these four sectors, however the Fund may invest up to 100% of its total assets in U.S. Government securities. The Fund may invest up to 50% of its total assets in foreign securities and up to 15% in securities of issuers located in developing markets. Developing countries are those countries that are in the initial stages of their industrial cycles. The Fund may invest up to 25% of its total assets in government securities of any one foreign country. The Fund may also invest up to 10% of its total assets in equity securities and convertible debt securities of U.S. and foreign issuers. The Fund may invest in debt obligations issued by certain supranational entities, such as the World Bank. The Fund may also invest in synthetic and derivative instruments, provided such investments are consistent with the Fund’s

1        Invesco V.I. Diversified Income Fund

VIDIN-SUMPRO-1

investment objective. Synthetic and derivative instruments are investments that have economic characteristics similar to the Fund’s direct investments. Synthetic and derivative instruments that the Fund may invest in include swap agreements (including, interest rate, currency, total return and credit default swaps), options, futures contracts, and forward currency contracts. The Fund may engage in these transactions for hedging and non-hedging purposes.

The portfolio managers focus on securities that they believe have favorable prospects for current income, whether denominated in the U.S. dollar or in other currencies. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended September 30, 2009): 7.38%
Worst Quarter (ended September 30, 2008): -7.87%

Average Annual Total Returns (for the periods ended December 31, 2010)

	1	5	10
	Year	Years	Years

Series I shares: Inception (05/05/93)	10.05%	1.83%	3.20%

Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	6.54	5.80	5.84

Barclays Capital U.S. Credit Index (reflects no deductions for fees, expenses or taxes)	8.47	5.98	6.55

Lipper VUF Corporate Debt BBB-Rated Funds Index	7.69	5.69	5.89

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Chuck Burge	Portfolio Manager	2009

John Craddock	Portfolio Manager	2010

Peter Ehret	Portfolio Manager	2006

Darren Hughes	Portfolio Manager	2006

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Sale of Shares” in the prospectus.

2        Invesco V.I. Diversified Income Fund

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        Invesco V.I. Diversified Income Fund

invesco.com/us  VIDIN-SUMPRO-1

Summary Prospectus	May 02, 2011

Invesco V.I. Diversified Income Fund

Series II shares

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/us. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated May 2, 2011, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Class:	Series II

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Series II

Management Fees	0.60%

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses	0.76

Total Annual Fund Operating Expenses	1.61

Fee Waiver and/or Expense Reimbursement[1]	0.61

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series II shares to 1.00% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series II	$102	$448	$819	$1,860

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests primarily in (1) domestic and foreign corporate debt securities; (2) U.S. Government securities, including U.S. Government agency mortgage-backed securities; (3) securities issued by foreign governments, their agencies or instrumentalities, and (4) lower-quality debt securities, i.e., “junk bonds,” of U.S. and foreign companies.

The Fund’s assets will normally be invested in each of these four sectors, however the Fund may invest up to 100% of its total assets in U.S. Government securities. The Fund may invest up to 50% of its total assets in foreign securities and up to 15% in securities of issuers located in developing markets. Developing countries are those countries that are in the initial stages of their industrial cycles. The Fund may invest up to 25% of its total assets in government securities of any one foreign country. The Fund may also invest up to 10% of its total assets in equity securities and convertible debt securities of U.S. and foreign issuers. The Fund may invest in debt obligations issued by certain supranational entities, such as the World Bank. The Fund may also invest in synthetic and derivative instruments, provided such investments are consistent with the Fund’s

1        Invesco V.I. Diversified Income Fund

VIDIN-SUMPRO-2

investment objective. Synthetic and derivative instruments are investments that have economic characteristics similar to the Fund’s direct investments. Synthetic and derivative instruments that the Fund may invest in include swap agreements (including, interest rate, currency, total return and credit default swaps), options, futures contracts, and forward currency contracts. The Fund may engage in these transactions for hedging and non-hedging purposes.

The portfolio managers focus on securities that they believe have favorable prospects for current income, whether denominated in the U.S. dollar or in other currencies. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. Series II shares performance shown prior to the inception date is that of Series I shares adjusted to reflect the Rule 12b-1 fees applicable to Series II shares. Series II shares performance shown for 2002 is the blended return of Series II shares since their inception and restated performance of Series I shares adjusted to reflect the Rule 12b-1 fees applicable to Series II shares. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us. Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Best Quarter (ended September 30, 2009): 7.28%
Worst Quarter (ended September 30, 2008): -7.95%

Average Annual Total Returns (for the periods ended December 31, 2010)

	1	5	10
	Year	Years	Years

Series II shares[1]: Inception (03/14/02)	9.70%	1.58%	2.94%

Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	6.54	5.80	5.84

Barclays Capital U.S. Credit Index (reflects no deductions for fees, expenses or taxes)	8.47	5.98	6.55

Lipper VUF Corporate Debt BBB-Rated Funds Index	7.69	5.69	5.89

1	Series II shares performance shown prior to the inception date is that of Series I shares restated to reflect the 12b-1 fees applicable to the Series II shares. Series I shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Series I shares is May 5, 1993.

2        Invesco V.I. Diversified Income Fund

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Chuck Burge	Portfolio Manager	2009

John Craddock	Portfolio Manager	2010

Peter Ehret	Portfolio Manager	2006

Darren Hughes	Portfolio Manager	2006

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Sale of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        Invesco V.I. Diversified Income Fund

invesco.com/us  VIDIN-SUMPRO-2